                                  CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

1. This filing is made on behalf of Janus Investment Fund (the "Registrant"). The Registrant's 1933 Act No. is 002-34393 and Registrant's 1940 Act No. is 811-01879.

2. There are no changes to the Prospectuses from the forms of the Prospectuses that were filed in Post-Effective Amendment No. 126 ("PEA No. 126") on July 2, 2009, pursuant to Rule 485(b) under the 1933 Act for the following funds:

INTECH Risk-Managed Core Fund            Janus International Equity Fund
- Class A Shares                         - Class A Shares
- Class C Shares                         - Class C Shares
- Class I Shares                         - Class I Shares
- Class S Shares                         - Class R Shares
INTECH Risk-Managed Growth Fund          - Class S Shares
- Class A Shares                         - Class T Shares
- Class C Shares                         Janus International Forty Fund
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
- Class T Shares                         - Class I Shares
INTECH Risk-Managed International Fund   - Class S Shares
- Class A Shares                         - Class T Shares
- Class C Shares                         Janus Long/Short Fund
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
- Class T Shares                         - Class I Shares
INTECH Risk-Managed Value Fund           - Class R Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         - Class T Shares
- Class I Shares                         Janus Modular Portfolio Construction(R) Fund
- Class S Shares                         - Class A Shares
- Class T Shares                         - Class C Shares
Janus Balanced Fund                      - Class I Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         - Class T Shares
- Class I Shares                         Janus Orion Fund
- Class R Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Contrarian Fund                    - Class I Shares
- Class A Shares                         - Class R Shares
- Class C Shares                         - Class S Shares
- Class I Shares                         Janus Overseas Fund
- Class R Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Enterprise Fund                    - Class I Shares
- Class A Shares                         - Class R Shares
- Class C Shares                         - Class S Shares
- Class I Shares
- Class R Shares
- Class S Shares

Janus Flexible Bond Fund                 Janus Research Core Fund
- Class A Shares                         - Class A Shares
- Class C Shares                         - Class C Shares
- Class I Shares                         - Class I Shares
- Class R Shares                         - Class R Shares
- Class S Shares                         - Class S Shares
Janus Forty Fund                         Janus Research Fund
- Class A Shares                         - Class A Shares
- Class C Shares                         - Class C Shares
- Class I Shares                         - Class I Shares
- Class R Shares                         - Class S Shares
- Class S Shares                         Janus Short-Term Bond Fund
- Class T Shares                         - Class A Shares
Janus Fund                               - Class C Shares
- Class A Shares                         - Class I Shares
- Class C Shares                         - Class S Shares
- Class I Shares                         Janus Smart Portfolio - Conservative
- Class R Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Global Life Sciences Fund          - Class I Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         Janus Smart Portfolio - Growth
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Global Opportunities Fund          - Class I Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         Janus Smart Portfolio - Moderate
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Global Real Estate Fund            - Class I Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         Janus Triton Fund
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
- Class T Shares                         - Class I Shares
Janus Global Research Fund               - Class R Shares
- Class A Shares                         - Class S Shares
- Class C Shares                         Janus Worldwide Fund
- Class I Shares                         - Class A Shares
- Class S Shares                         - Class C Shares
Janus Global Technology Fund             - Class I Shares
- Class A Shares                         - Class R Shares
- Class C Shares                         - Class S Shares
- Class I Shares                         Perkins Large Cap Value Fund
- Class S Shares                         - Class A Shares
Janus Growth and Income Fund             - Class C Shares
- Class A Shares                         - Class I Shares
- Class C Shares                         - Class S Shares
- Class I Shares                         - Class T Shares
- Class R Shares                         Perkins Mid Cap Value Fund
- Class S Shares                         - Class A Shares
                                         - Class C Shares
                                         - Class I Shares
                                         - Class R Shares
                                         - Class S Shares

Janus High-Yield Fund                    Perkins Small Cap Value Fund
- Class A Shares                         - Class A Shares
- Class C Shares                         - Class C Shares
- Class I Shares                         - Class I Shares
- Class R Shares                         - Class R Shares
- Class S Shares                         - Class S Shares

     (collectively, the "Funds")

3.   The text of PEA No. 126 has been filed electronically.

DATED: July 7, 2009

                                        JANUS INVESTMENT FUND
                                        on behalf of the Funds


                                        By /s/ Stephanie Grauerholz-Lofton
                                           -------------------------------------
                                        Stephanie Grauerholz-Lofton
                                        Vice President